CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 49,327	$ 58,359
Accounts Receivable, Net	22,102	21,699
Accounts Receivable, Related Party	492	775
Prepaid Expenses	3,830	3,376
Inventory	20,291	23,086
Voyages in Progress	15,075	15,308
Other Current Assets	1,828	4,384
Total Current Assets	112,945	126,987
NON-CURRENT ASSETS
Vessels, Net	953,758	935,813
Deposits for Vessels under Construction	0	50,130
Investment Securities	4,197	0
Investment in Associate	0	12,164
Other Non-current Assets	211	15,969
Total Non-current Assets	958,166	1,014,076
Total Assets	1,071,111	1,141,063
Current Liabilities
Accounts Payable	3,575	3,218
Accrued Voyage Expenses	5,063	10,873
Other Current Liabilities	8,960	11,239
Current Portion of Long-Term Debt	18,692	0
Total Current Liabilities	36,290	25,330
Long-Term Debt	417,836	388,855
Deferred Compensation Liability	14,954	15,814
Total Non-Current Liabilities	432,790	404,669
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, Par Value $0.01 per Share 360,000,000 and 180,000,000 authorized, 141,969,666 and 141,969,666 issued and outstanding at December 31, 2018 and December 31, 2017, respectively	1,420	1,420
Additional Paid-in Capital	123,852	123,439
Contributed Surplus	786,881	796,817
Accumulated Other Comprehensive Loss	(1,319)	(1,187)
Accumulated Deficit	(308,803)	(209,425)
Total Shareholders' Equity	602,031	711,064
Total Liabilities and Shareholders' Equity	$ 1,071,111	$ 1,141,063